Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	CITY NATIONAL ROCHDALE FUNDS
CIK	dei_EntityCentralIndexKey	0001026977
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 14, 2016
Effective Date	dei_DocumentEffectiveDate	Apr. 14, 2016
Prospectus Date	rr_ProspectusDate	Jan. 31, 2016
City National Rochdale Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	summaries City National Rochdale Government Money Market Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock

The City National Rochdale Government Money Market Fund (the “Government Money Fund” or the “Fund”) is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income. Also, the Government Money Fund seeks to maintain a $1.00 per share net asset value (“NAV”).

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the Government Money Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Government Money Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Government Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Government Money Fund purchases liquid, high quality, short-term U.S. Government bonds and notes. The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities. In particular, the Fund invests in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government and repurchase agreements involving these obligations. Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities in which the Government Money Fund invests consist principally of securities issued or guaranteed by Fannie Mae (formerly known as the Federal National Mortgage Association), the Federal Home Loan Bank (“FHLB”), Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) and the Government National Mortgage Association (“Ginnie Mae”). The securities held by the Fund must, in the opinion of City National Rochdale, LLC (the “Adviser”), the Fund’s investment adviser, present minimal credit risk. The Fund invests in compliance with the requirements of Rule 2a-7 under the Investment Company Act of 1940 relating to the credit quality, maturity, liquidity and diversification of investments for money market funds.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any money market fund, there are risks to investing. Neither the Government Money Fund nor the Adviser can guarantee that the Fund will meet its investment goal. Here are the principal risks to consider:

No Guarantees – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Adviser and its affiliates have no legal obligation to provide financial support to the Fund, and you should not expect that the Adviser or its affiliates will provide financial support to the Fund at any time.

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. When interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price without a subsidy by the Adviser or its affiliates.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated and longer-maturity securities more volatile than higher rated and shorter-maturity securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Fund to replace a particular loan or bond with another, lower-yield security.

Credit – The Fund invests exclusively in securities that are rated, when the Fund buys them, in the highest short-term rating category, or if unrated, are of comparable quality in the Adviser’s opinion. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded (which could happen rapidly), or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline significantly, particularly in certain market environments. If the Fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the Fund will be subject to the credit risk presented by the counterparty.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities, such as mortgage-related securities, which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Repurchase Agreements – Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale at an agreed upon price which includes principal and interest. Under all repurchase agreements entered into by the Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price.

Management – The Fund’s performance depends on the Adviser’s skill in making appropriate investments. As a result, the Fund may underperform the markets in which it invests or similar funds.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

Money Market Fund Regulation – The U.S. Securities and Exchange Commission (the “SEC”) and other government agencies continue to review the regulation of money market funds. The SEC has adopted changes to the rules that govern money market funds, and compliance with many of these amendments will be required on October 14, 2016. Legislative developments may also affect money market funds. These changes and developments may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

An investment in the Fund is not a deposit of City National Bank or Royal Bank of Canada and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Money Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.citynationalrochdalefunds.com for the Fund’s most current 7-day yield or to obtain updated performance information.

This bar chart shows the performance of the Government Money Fund’s Servicing Class (formerly designated as Institutional Class) shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Money Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for the indicated periods.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.citynationalrochdalefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter 1.19% Q4 2006	Worst Quarter 0.00% Q1 2014

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	This table shows the Government Money Fund’s average annual total returns for the periods ended December 31, 2015.
City National Rochdale Government Money Market Fund | Servicing Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNIXX
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 58
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	183
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	318
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 714
2006	rr_AnnualReturn2006	4.45%
2007	rr_AnnualReturn2007	4.61%
2008	rr_AnnualReturn2008	1.86%
2009	rr_AnnualReturn2009	0.09%
2010	rr_AnnualReturn2010	0.03%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.01%
2013	rr_AnnualReturn2013	0.01%
2014	rr_AnnualReturn2014	0.01%
2015	rr_AnnualReturn2015	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.10%
City National Rochdale Government Money Market Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNGXX
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.30%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 89
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	278
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	482
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,073
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.02%
City National Rochdale Government Money Market Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNFXX
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 109
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	340
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	590
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,306
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.96%
City National Rochdale Prime Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	City National Rochdale Prime Money Market Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock

The City National Rochdale Prime Money Market Fund (the “Prime Money Fund” or the “Fund”) is a money market fund that seeks to provide current income through low-risk investments. Also, the Prime Money Fund seeks to maintain a $1.00 per share net asset value (“NAV”).

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the Prime Money Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Prime Money Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Prime Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Prime Money Fund purchases liquid, high quality, short-term debt securities in the form of U.S. dollar denominated money market instruments that, in the opinion of City National Rochdale, LLC (the “Adviser”), the Fund’s investment adviser, present minimal credit risk. The Fund’s principal investments consist of commercial paper and short-term corporate obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government and repurchase agreements involving those obligations. Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities in which the Prime Money Fund invests consist principally of securities issued or guaranteed by Fannie Mae (formerly known as the Federal National Mortgage Association), the Federal Home Loan Bank (“FHLB”), Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) and the Government National Mortgage Association (“Ginnie Mae”). The Fund invests in compliance with the requirements of Rule 2a-7 under the Investment Company Act of 1940 relating to the credit quality, maturity, liquidity and diversification of investments for money market funds.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any money market fund, there are risks to investing. Neither the Prime Money Fund nor the Adviser can guarantee that the Fund will meet its investment goal. Here are the principal risks to consider:

No Guarantees – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Adviser and its affiliates have no legal obligation to provide financial support to the Fund, and you should not expect that the Adviser or its affiliates will provide financial support to the Fund at any time.

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. When interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price without a subsidy by the Adviser or its affiliates.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated and longer-maturity securities more volatile than higher rated and shorter-maturity securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Fund to replace a particular loan or bond with another, lower-yield security.

Credit – The Fund invests exclusively in securities that are rated, when the Fund buys them, in the highest short-term rating category, or if unrated, are of comparable quality in the Adviser’s opinion. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded (which could happen rapidly), or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline significantly, particularly in certain market environments. If the Fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the Fund will be subject to the credit risk presented by the counterparty.

Financial Services Firms – The Fund invests in obligations of financial services firms, including those of banks. Changes in economic conditions and government regulations can significantly affect these issuers.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities, such as mortgage-related securities, which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Repurchase Agreements – Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale at an agreed upon price which includes principal and interest. Under all repurchase agreements entered into by the Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price.

Management – The Fund’s performance depends on the Adviser’s skill in making appropriate investments. As a result, the Fund may underperform the markets in which it invests or similar funds.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

Money Market Fund Regulation – The U.S. Securities and Exchange Commission (the “SEC”) and other government agencies continue to review the regulation of money market funds. The SEC has adopted changes to the rules that govern money market funds, and compliance with many of these amendments will be required on October 14, 2016. Legislative developments may also affect money market funds. These changes and developments may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

An investment in the Fund is not a deposit of City National Bank or Royal Bank of Canada and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Prime Money Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.citynationalrochdalefunds.com for the Fund’s most current 7-day yield or to obtain updated performance information.

This bar chart shows the performance of the Prime Money Fund’s Servicing Class (formerly designated as Institutional Class) shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Prime Money Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for the indicated periods.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.citynationalrochdalefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter 1.20% Q4 2006	Worst Quarter 0.00% Q1 2014

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	This table shows the Prime Money Fund’s average annual total returns for the periods ended December 31, 2015.
City National Rochdale Prime Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNRXX
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 33
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	103
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	180
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 406
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.02%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.17%	[1]
City National Rochdale Prime Money Market Fund | Servicing Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNMXX
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 58
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	183
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	318
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 714
2006	rr_AnnualReturn2006	4.52%
2007	rr_AnnualReturn2007	4.73%
2008	rr_AnnualReturn2008	2.19%
2009	rr_AnnualReturn2009	0.21%
2010	rr_AnnualReturn2010	0.08%
2011	rr_AnnualReturn2011	0.05%
2012	rr_AnnualReturn2012	0.03%
2013	rr_AnnualReturn2013	0.02%
2014	rr_AnnualReturn2014	0.01%
2015	rr_AnnualReturn2015	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.17%
City National Rochdale Prime Money Market Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPXX
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.30%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 89
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	278
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	482
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,073
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.08%
City National Rochdale Prime Money Market Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNSXX
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 109
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	340
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	590
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,306
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.01%
City National Rochdale California Tax Exempt Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	City National Rochdale California Tax Exempt Money Market Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock

The City National Rochdale California Tax Exempt Money Market Fund (the “California Money Fund” or the “Fund”) is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income that is exempt from federal, and to the extent possible, California state personal income tax. Also, the California Money Fund seeks to maintain a $1.00 per share net asset value (“NAV”).

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the California Money Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the California Money Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the California Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The California Money Fund purchases liquid, high quality, short-term municipal money market securities issued by the State of California and its agencies, by various counties, cities and regional or special districts in California, and by various other sectors of the California municipal securities market. The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that pay interest which is expected to be exempt from federal and California state personal income tax and securities that pay interest which is not a preference item for purposes of the federal alternative minimum tax (the “AMT”). This policy may not be changed without shareholder approval. Up to 20% of the Fund’s net assets may be invested in securities subject to the AMT.

The Fund also invests in high quality municipal bonds rated within the highest grade by nationally recognized statistical rating organizations such as Standard & Poor’s Ratings Services and/or Moody’s Investors Service, or equivalent quality (in the opinion of City National Rochdale, LLC (the “Adviser”), the Fund’s investment adviser) for unrated securities, notes, tax exempt commercial paper and tender option bonds. The Fund may also invest in repurchase agreements. The securities held by the Fund must, in the opinion of the Adviser, present minimal credit risk. The Fund invests in compliance with the requirements of Rule 2a-7 under the Investment Company Act of 1940 relating to the credit quality, maturity, liquidity and diversification of investments for money market funds.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any money market fund, there are risks to investing. Neither the California Money Fund nor the Adviser can guarantee that the Fund will meet its investment goal. Here are the principal risks to consider:

No Guarantees – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Adviser and its affiliates have no legal obligation to provide financial support to the Fund, and you should not expect that the Adviser or its affiliates will provide financial support to the Fund at any time.

California Risk Factors – The Fund may be subject to greater risks than other tax exempt money market funds that are diversified across issuers located in a number of states. The Fund is vulnerable to adverse economic, political or other events that may lessen the ability of California municipal securities issuers to pay interest and principal on their securities. Poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives at the state or local level, erosion of the tax base or revenues of the state or one or more local governments, seismic or other natural disasters, or other economic or credit problems affecting the state generally or a particular issuer may reduce tax revenues and increase the expenses of California municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of California municipal issuers may also reduce the value of the Fund’s holdings.

Municipal Obligations – U.S. state and local governments issuing municipal securities held by the Fund rely on taxes and revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. The payment of principal and interest on these obligations may be adversely affected by a variety of factors at the state or local level, including poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems.

Taxes – Although one of the Fund’s goals is to provide income exempt from federal and California state personal income taxes, some of its income is expected to be subject to the federal alternative minimum tax applicable to individuals. If certain types of investments the Fund buys as tax-exempt are later ruled not to meet the applicable requirements, a portion of the Fund’s distributions could become subject to regular personal income taxes.

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. When interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price without a subsidy by the Adviser or its affiliates.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated and longer-maturity securities more volatile than higher rated and shorter-maturity securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Fund to replace a particular loan or bond with another, lower-yield security.

Credit – The Fund invests exclusively in securities that are rated, when the Fund buys them, in the highest short-term rating category, or if unrated, are of comparable quality in the Adviser’s opinion. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded (which could happen rapidly), or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline significantly, particularly in certain market environments. If the Fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the Fund will be subject to the credit risk presented by the counterparty.

Repurchase Agreements – Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale at an agreed upon price which includes principal and interest. Under all repurchase agreements entered into by the Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price.

Tender Option Bonds – The Fund invests in tender option bond receipts, which are derived from fixed-rate municipal bonds that are placed in a trust that also contains a liquidity facility. The trust issues two classes of receipts, one of which is a synthetic variable-rate demand obligation (a “floater receipt”) and one of which is an inverse-rate long-term obligation. Each obligation represents a proportionate interest in the underlying bonds. In the event of certain defaults or a significant downgrade of the credit rating assigned to the issuer of an underlying bond, the liquidity facility provider may not be obligated to accept tendered floater receipts. In this event, the underlying bonds in the trust are priced for sale in the market and the proceeds are used to repay the floater and inverse receipt holders. If the receipt holders cannot be repaid in full from the sale of the underlying bonds then the bonds will be distributed to the receipt holders on a pro rata basis, in which case the holders would likely incur losses.

Management – The Fund’s performance depends on the Adviser’s skill in making appropriate investments. As a result, the Fund may underperform the markets in which it invests or similar funds.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

Money Market Fund Regulation – The U.S. Securities and Exchange Commission (the “SEC”) and other government agencies continue to review the regulation of money market funds. The SEC has adopted changes to the rules that govern money market funds, and compliance with many of these amendments will be required on October 14, 2016. Legislative developments may also affect money market funds. These changes and developments may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in municipal obligations of issuers in states other than California or taxable money market securities. During such a period, the Fund may not achieve its investment goals. If the Fund makes defensive investments, it may generate taxable income.

An investment in the Fund is not a deposit of City National Bank or Royal Bank of Canada and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the California Money Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.citynationalrochdalefunds.com for the Fund’s most current 7-day yield or to obtain updated performance information.

This bar chart shows the performance of the California Money Fund’s Servicing Class (formerly designated as Institutional Class) shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the California Money Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for the indicated periods.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.citynationalrochdalefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter 0.77% Q2 2007	Worst Quarter 0.00% Q1 2014

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	This table shows the California Money Fund’s average annual total returns for the periods ended December 31, 2015.
City National Rochdale California Tax Exempt Money Market Fund | Servicing Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNTXX
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 60
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	189
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	329
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 738
2006	rr_AnnualReturn2006	2.79%
2007	rr_AnnualReturn2007	2.96%
2008	rr_AnnualReturn2008	1.34%
2009	rr_AnnualReturn2009	0.13%
2010	rr_AnnualReturn2010	0.03%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.01%
2013	rr_AnnualReturn2013	0.01%
2014	rr_AnnualReturn2014	0.01%
2015	rr_AnnualReturn2015	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.72%
City National Rochdale California Tax Exempt Money Market Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNEXX
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.30%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 91
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	284
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	493
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,096
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.65%
City National Rochdale California Tax Exempt Money Market Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEMXX
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 111
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	347
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	601
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,329
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.59%

[1]	The Institutional Class commenced operations on December 19, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund's Servicing Class.